INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventories Tables [Abstract]
Inventory current
NOTE 5—INVENTORIES:
Inventories, net of reserves, consisted of the following:
	December 31,
	2016	2015

	(U.S. $ in millions)
Finished products	$2,832	$2,050
Raw and packaging materials	1,385	1,195
Products in process	538	535
Materials in transit and payments on account	199	186

	$4,954	$3,966